SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2017
SHARE-BASED COMPENSATION [Abstract]
Schedule of fair value of the options granted, estimated on the date of grant using the option-pricing models with assistance from Marsh, an independent valuation firm, with assumptions used
Year ended December 31,
2016
Using binomial model
Risk-free interest rate	2.0%
Volatility	50%
Expected term (in years)	10
Exercise price	$1.227
Dividend yield	-

Summary of information with respect to share options outstanding

	Options outstanding				Options exercisable
		Weighted	Weighted	Weighted		Weighted	Weighted	Weighted
		average	average	average		average	average	average
Range of	Number	remaining	exercise	intrinsic	Number of	remaining	exercise	intrinsic
exercise prices	outstanding	contractual life	price	value	exercisable	contractual life	price	value

$0.08~$0.18	442,515	1.62	$0.18	$227	442,455	1.62	$0.18	$227
$0.3~$0.48	141,039,101	6.40	$0.48	30,276	105,631,485	5.96	$0.48	22,676
	141,481,616			$30,503	106,073,940			$22,903

Summary of the activity of the stock options granted
		Weighted	Weighted
		average	average
	Number of	exercise	grant date
	shares	price	fair value

Balance, December 31, 2016	145,446,560	$0.96	$0.63

Exercised	(1,715,895)	$0.33	$0.30
Forfeited	(2,249,049)	$0.36	$0.16

Balance, December 31, 2017	141,481,616	$0.48	$0.64

Exercisable, December 31, 2017	106,073,940	$0.48

Expected to vest, December 31, 2017	35,407,676	$0.48

Summary of the nonvested restricted shares activity

		Weighted
	Weighted	average fair
	number of	value
	nonvested	per ordinary
	restricted	share at the
	shares	grant dates
Outstanding as of December 31, 2016	15,935,208	1.00

Granted	1,475,608	0.53
Vested	(5,182,140)	1.01
Forfeited	(1,425,993)	0.90

Outstanding as of December 31, 2017	10,802,683	0.95

Share-based compensation attributable to selling and marketing, research and development and general and administrative expenses and loss from the operations of the discontinued operations

	Years ended December 31,
	2015	2016	2017

Gross amount:
Selling and marketing	$243	$770	$598
Research and development	781	1,363	1,092
General and administrative	25,481	21,411	26,326
	26,505	23,544	28,016
Expense recorded in discontinued operations	1,736	-	-

Total share-based compensation expense	$28,241	$23,544	$28,016